Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INTEGRITY MANAGED PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Nov. 30, 2011
Document Creation Date	dei_DocumentCreationDate	May 01, 2012